Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components of deferred tax assets

	December 31, 2017	December 31, 2016
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$7,600,000	$3,100,000
Less valuation allowance	(7,600,000)	(3,100,000)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of reconciliation of the federal statutory income tax rate
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Federal statutory income tax rate	21.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(21.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%